CONDENSED CONSOLIDATED STATEMENTS OF INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Product Sales	$ 6,440,058	$ 8,282,734
Service Revenue	856,343	526,934
Total Revenue	7,296,401	8,809,668
Cost of Product Sold	1,336,874	1,249,522
Cost of Services Sold	1,864,517	1,507,511
Total Cost of Sales	3,201,391	2,757,033
Total Gross Profit	4,095,010	6,052,635
Operating Expenses:
Research and Development	133,840	163,081
Selling, General and Administrative	10,100,979	11,670,092
Total Operating Expenses	10,234,819	11,833,173
Net Income (Loss) before Other Income and Expense	(6,139,809)	(5,780,538)
Other Income and Expense:
Interest Income (Expense)	(2,199,577)	(875,783)
Derivative Revaluation	(4,432,734)	0
Investment Income (Loss)	0	7,641
Total Other Income and (Expense)	(6,632,311)	(868,142)
Net Income (Loss) before Taxes	(12,772,120)	(6,648,680)
Current Income Tax Expense (Benefit)	(4,962)	0
Deferred Income Tax Expense (Benefit)	(3,180,976)	(2,471,630)
Net Income (Loss) before Comprehensive Income	(9,586,182)	(4,177,050)
Reclassification for losses included in Net Income		(3,209)
Comprehensive Income (Loss)	$ (9,586,182)	$ (4,180,259)
Basic and Diluted Loss Per Share	$ (0.43)	$ (0.19)
Basic and Diluted Weighted Average Number of Common Shares Outstanding	22,154,650	21,949,576